License Revenue - Related Party - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Related Party Transaction [Line Items]
License revenue—related party		$ 6,417	$ 1,476
Unbilled receivable from related party		938	1,007
Deferred revenue current		100	0
Deferred revenue noncurrent		791	0
Zenas BioPharma Limited [Member]
Related Party Transaction [Line Items]
Reimbursement of development costs	$ 1,100
License revenue—related party		6,400	1,500
Related party receivable		4,700	500
Unbilled receivable from related party		900	$ 1,000
Deferred revenue current		100
Deferred revenue noncurrent		800
Zenas BioPharma Limited [Member] | Milestone [Member]
Related Party Transaction [Line Items]
Development milestones	11,000
Zenas BioPharma Limited [Member] | Royalty [Member]
Related Party Transaction [Line Items]
License revenue—related party		$ 0
Zenas BioPharma Limited [Member] | Upfront Payment [Member]
Related Party Transaction [Line Items]
Upfront payments	$ 1,000			$ 1,000